FIRST INVESTORS LIFE SERIES CASH MANAGEMENT FUND
FIRST INVESTORS LIFE SERIES CASH MANAGEMENT FUND
SUPPLEMENT DATED FEBRUARY 3, 2015

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2014

In “The Funds Summary Section” for the Cash Management Fund, under the heading “Principal Risks”, the following risk is added:

Regulatory Risk. The SEC recently adopted amendments to the money market fund rules. The amendments may require changes to the Fund’s operations and may negatively affect the Fund’s yield and return potential.

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Please retain this Supplement for future reference.